DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 01, 2019	May 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Apr. 10, 2019	Dec. 31, 2018
Shares Issued, Price Per Share	$ 10.00
Proceeds from Issuance Initial Public Offering						$ 677,788,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Proceeds from Issuance of Warrants						15,800,000
Transaction Cost Related To Issuance Of Common Stock	$ 34,319,807
Underwriting Fees	12,212,000
Underwriting Discount	12,212,000
Deferred Underwriting Discount Payable Non current	21,371,000
Other Offering Costs Related To Issuance Of Common Stock	736,807
Other Costs Related To Issuance Of Common Stock	736,807
Working Capital Requirement Fund Annual Limit	$ 250,000
Temporary Equity, Redemption Price Per Share	$ 10.00
Maximum Percentage Of Shares Eligible From Redemption	15.00%
Dissolution Expenses Payable	$ 100,000
Cash			$ 2,382,560	$ 2,014,521	$ 2,238,275	2,238,275	$ 3,873,865	$ 2,238,275	$ 0
Working capital			1,182,603
Marketable securities held in Trust Account			697,018,229		$ 695,295,418	$ 695,295,418	$ 696,957,196
Amount deposited in trust account			$ 7,018,000
IPO [Member]
Stock Issued During Period, Shares, New Issues	69,000,000
Shares Issued, Price Per Share	$ 10.00
Proceeds from Issuance Initial Public Offering	$ 690,000,000
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	9,000,000
Shares Issued, Price Per Share	$ 10.00
Private Placement [Member]
Number Of Warrants Issued	15,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00
Proceeds from Issuance of Warrants	$ 15,800,000
Churchill Sponsor LLC [Member]
Business Combination Aggregate Fair Market Value On Assets Held In Trust Percentage	80.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	$ 5,000,001
Class B Common Stock [Member]
Stock Issued During Period, Shares, New Issues		8,625,000		0	17,250,000